Concentrations -Summary of revenue from different industries (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenue By Different Industries [Line Items]
Revenues by industries	$ 2,364,128	$ 2,526,626
Staffing
Revenue By Different Industries [Line Items]
Revenues by industries	80,780	69,773
Transportation
Revenue By Different Industries [Line Items]
Revenues by industries	627,095	782,058
Service
Revenue By Different Industries [Line Items]
Revenues by industries	1,365,379	1,426,583
Other
Revenue By Different Industries [Line Items]
Revenues by industries	20,357	105,483
Manufacturing
Revenue By Different Industries [Line Items]
Revenues by industries	173,844
Apparel
Revenue By Different Industries [Line Items]
Revenues by industries	$ 96,673	$ 142,729